Investment Portfolio	as of July 31, 2021 (Unaudited)
DWS Science and Technology Fund
	Shares	Value ($)

Common Stocks 99.5%
Communication Services 17.8%
Entertainment 1.7%
Activision Blizzard, Inc.	204,416	17,093,266
Spotify Technology SA*	31,753	7,260,958
		24,354,224
Interactive Media & Services 16.1%
Alphabet, Inc. “A”*	39,519	106,680,261
Baidu, Inc. (ADR)*	63,140	10,355,591
Facebook, Inc. “A”*	260,070	92,662,941
Match Group, Inc.*	98,155	15,633,147
Snap, Inc. “A”*	170,825	12,712,797
		238,044,737
Consumer Discretionary 7.2%
Hotels, Restaurants & Leisure 0.5%
DraftKings, Inc. “A”* (a)	168,916	8,192,426
Internet & Direct Marketing Retail 6.7%
Amazon.com, Inc.*	29,739	98,959,199
Financials 0.2%
Banks
Silvergate Capital Corp. “A”*	29,159	2,997,545
Health Care 2.4%
Biotechnology 0.0
ViaCyte, Inc. (b)	1,869	0
Health Care Technology 0.3%
Schrodinger, Inc.*	64,958	4,395,708
Life Sciences Tools & Services 1.8%
Illumina, Inc.*	20,163	9,995,807
Thermo Fisher Scientific, Inc.	31,000	16,740,310
		26,736,117
Pharmaceuticals 0.3%
Eli Lilly & Co.	19,655	4,785,993
Industrials 2.5%
Aerospace & Defense 0.4%
BWX Technologies, Inc.	106,030	6,089,303
Industrial Conglomerates 0.5%
Honeywell International, Inc.	33,576	7,849,733

Professional Services 0.8%
Legalzoom.com, Inc.*	5,000	183,900
Verisk Analytics, Inc.	59,900	11,377,406
		11,561,306
Road & Rail 0.8%
Uber Technologies, Inc.*	262,328	11,400,775
Information Technology 69.4%
Communications Equipment 3.3%
Ciena Corp.*	289,911	16,855,426
F5 Networks, Inc.*	92,997	19,204,810
Motorola Solutions, Inc.	60,380	13,520,290
		49,580,526
Electronic Equipment, Instruments & Components 0.7%
Dolby Laboratories, Inc. “A”	100,592	9,767,483
IT Services 16.4%
EPAM Systems, Inc.*	32,835	18,381,033
Fidelity National Information Services, Inc.	125,013	18,633,188
FleetCor Technologies, Inc.*	44,102	11,388,019
Globant SA*	64,006	15,307,675
MasterCard, Inc. “A”	127,460	49,191,912
PayPal Holdings, Inc.*	223,206	61,499,949
Twilio, Inc. “A”*	36,865	13,772,395
Visa, Inc. “A” (a)	221,815	54,652,998
		242,827,169
Semiconductors & Semiconductor Equipment 17.8%
Advanced Micro Devices, Inc.*	324,816	34,492,211
Analog Devices, Inc. (a)	142,537	23,863,545
Applied Materials, Inc.	173,423	24,267,080
ASML Holding NV (ADR) (Registered)	29,612	22,704,705
Intel Corp.	298,051	16,011,300
Lasertec Corp.	37,900	7,162,040
MACOM Technology Solutions Holdings, Inc.*	123,978	7,651,922
MKS Instruments, Inc.	135,730	21,233,601
NVIDIA Corp.	345,304	67,330,827
Qorvo, Inc.*	98,331	18,642,574
SK Hynix, Inc.	47,145	4,649,833
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	124,537	14,525,996
		262,535,634
Software 24.3%
Adobe, Inc.*	30,662	19,060,419
Aspen Technology, Inc.*	95,461	13,962,126
Ceridian HCM Holding, Inc.*	88,926	8,750,318
Cloudflare, Inc. “A”*	132,889	15,764,622
DocuSign, Inc.*	52,940	15,778,238
Dynatrace, Inc.*	179,422	11,459,683
Intuit, Inc.	45,857	24,302,834
Latch, Inc.* (a)	431,198	5,747,869
McAfee Corp. “A”	339,538	9,191,294
Microsoft Corp.	425,099	121,114,956
RingCentral, Inc. “A”*	42,676	11,406,015
salesforce.com, Inc.*	146,897	35,538,791
ServiceNow, Inc.*	45,000	26,455,050

Synopsys, Inc.*	100,835	29,039,472
Workiva, Inc.*	85,526	11,098,709
		358,670,396
Technology Hardware, Storage & Peripherals 6.9%
Apple, Inc.	699,341	102,005,878
Total Common Stocks (Cost $550,729,413)		1,470,754,152

Other Investments 0.0%
Adams Capital Management III LP (1.2% limited partnership interest)* (c)	—	30,000
Adams Capital Management LP (3.6% limited partnership interest)* (c)	—	38,384
Total Other Investments (Cost $5,892,967)		68,384

Preferred Stocks 0.0%
Health Care
Biotechnology
ViaCyte, Inc. Series A (b) (Cost $0)	3,509	0

Securities Lending Collateral 6.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (d) (e) (Cost $94,667,140)	94,667,140	94,667,140

Cash Equivalents 0.8%
DWS Central Cash Management Government Fund, 0.03% (d) (Cost $12,401,315)	12,401,315	12,401,315

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $663,690,835)	106.7	1,577,890,991
Other Assets and Liabilities, Net	(6.7)	(99,439,322)
Net Assets	100.0	1,478,451,669
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended July 31, 2021 are as follows:
Value ($) at 10/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 7/31/2021	Value ($) at 7/31/2021
Securities Lending Collateral 6.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (d) (e)
28,407,647	66,259,493 (f)	—	—	—	39,792	—	94,667,140	94,667,140
Cash Equivalents 0.8%
DWS Central Cash Management Government Fund, 0.03% (d)
20,184,406	129,289,845	137,072,936	—	—	3,636	—	12,401,315	12,401,315
48,592,053	195,549,338	137,072,936	—	—	43,428	—	107,068,455	107,068,455
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2021 amounted to $92,445,593, which is 6.3% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.
Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Adams Capital Management III LP**	October 1997 to April 2008	4,029,217	30,000	0.0
Adams Capital Management LP**	August 2000 to November 2000	1,863,750	38,384	0.0
Total Restricted Securities		5,892,967	68,384	0.0
**	These securities represent venture capital funds.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended July 31, 2021.
ADR: American Depositary Receipt
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)
Communication Services	$262,398,961	$—	$—	$262,398,961
Consumer Discretionary	107,151,625	—	—	107,151,625
Financials	2,997,545	—	—	2,997,545
Health Care	35,917,818	—	0	35,917,818
Industrials	36,901,117	—	—	36,901,117
Information Technology	1,013,575,213	11,811,873	—	1,025,387,086
Other Investments (b)	—	—	—	68,384
Preferred Stocks	—	—	0	0
Short-Term Investments (a)	107,068,455	—	—	107,068,455
Total	$1,566,010,734	$11,811,873	$0	$1,577,890,991
(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Investments measured at NAV as a practical expedient.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DSTF-PH3
R-080548-1 (1/23)